Stock-based Compensation - Summarized Activities for RSU's (Details) - Restricted Stock Unit (RSUs)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Number of Shares
Restricted stock unit ,Unvested ,Beginning Balance (in shares) | shares	1,995,159
Granted (in shares) | shares	12,500
Vested (in shares) | shares	0
Forfeited (in shares) | shares	(608,479)
Restricted stock unit ,Unvested ,Ending Balance (in shares) | shares	1,399,180
Weighted-Average Grant Date Fair Value
Unvested beginning balance (in dollars per share) | $ / shares	$ 2.16
Granted (in dollars per share) | $ / shares	0.22
Vested (in dollars per share) | $ / shares	0.00
Forfeited (in dollars per share) | $ / shares	2.18
Unvested ending balance (in dollars per share) | $ / shares	$ 2.16